RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Kuhns Brothers, Inc. Miscellaneous expenses	Dec. 31, 2013 CPI Ballpark Investments Ltd	Dec. 31, 2012 CPI Ballpark Investments Ltd	Dec. 31, 2013 CPI Ballpark Investments Ltd Reimbursement of expenses related to extraordinary shareholders meeting:	Dec. 31, 2012 CPI Ballpark Investments Ltd Reimbursement of expenses related to extraordinary shareholders meeting:	Dec. 31, 2013 Nanping City Xingshui Co., Ltd.	Dec. 31, 2012 Nanping City Xingshui Co., Ltd.	Dec. 31, 2013 Lantian	Dec. 31, 2012 Lantian	Dec. 31, 2013 Xiamen Youen	Dec. 31, 2012 Xiamen Youen	Dec. 31, 2011 Xiamen Youen	Dec. 31, 2013 Sanming Youxin	Jun. 23, 2013 Sanming Youxin	Dec. 31, 2012 China New Energy Group Company
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party				$ 90			$ 20	$ 269
Loans to related parties																		86
Loans from related parties	2,034	572	1,263								402		212	572	1,263	1,420
Repayment of loans from related parties	5,585	69												69		5,585
Amounts due from related parties gross											1,379	1,338
Amounts due from related parties gross																		86
Less: Allowance for doubtful accounts	(1,379)	(1,338)
Amounts due from related parties		86
Amounts due to related parties	$ 9,491	$ 12,705			$ 1	$ 2			$ 1,540	$ 1,494	$ 408			$ 11,209		$ 7,542	$ 11,593